CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2020	2019
Less than 1 year	$204.7	$240.2
Between 1 and 5 years	35.1	51.5
Total contractual purchase commitments	$239.8	$291.7